Restructuring costs	12 Months Ended
Dec. 31, 2020
Bio Ventus LLC [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs
8. Restructuring costs
Restructuring costs are not allocated to the Company’s reportable segments as they are not part of the segment performance measures regularly reviewed by management. These charges are included in restructuring expenses in the consolidated statement of operations and comprehensive income (loss).
In the fourth quarter of 2020 and 2018, the Company adopted restructuring plans to improve the performance of International operations, principally through headcount reduction and closing offices in certain countries as the Company shifts to an indirect distribution model in these countries. The plans were completed in 2020 and 2019, respectively, and the Company recorded total pre-tax charges of $563, $575 and $1,373 primarily related to severance for the years ended December 31, 2020, 2019 and 2018, respectively. The Company’s costs totaled $563 for the 2020 plan and $1,948 for the 2018 plan.
The Company’s restructuring charges and payments for all plans are comprised of the following:

	Employee severance and temporary labor costs	Other charges	Total
Balance at December 31, 2018	$997	$206	$1,203
Expenses incurred	491	84	575
Payments made	(1,488)	(290)	(1,778)
Balance at December 31, 2019	—	—	—
Expenses incurred	408	155	563
Payments made	(242)	(74)	(316)

Balance at December 31, 2020	$166	$81	$247